As filed with the U.S. Securities and Exchange Commission on February 16, 2007

Securities Act File No. 33-7339

Investment Company Act File No. 811-4757

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 40

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41
(Check appropriate box or boxes.)

Legg Mason Partners Sector Series, Inc.*

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Sector Series, Inc.

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on February 28, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to shares of the Trust’s series Legg Mason Partners Financial Services Fund and Legg Mason Partners Technology Fund.

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-7339) and Amendment No. 40 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-4757) pursuant to Rule 485(a) on December 20, 2006 (Accession No. 0001193125-06-257216) are incorporated herein by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to extend the effectiveness of the Registration Statement until February 28, 2007.

Part C. Other Information

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”) File Nos. 33-7339 and 811-4757 (the “Registration Statement”).

(a)(1) Registrant’s Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on October 27, 1993 (“Post-Effective Amendment No. 12”).

(a)(2) Articles of Amendment dated October 30, 1986 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3) Articles of Amendment dated November 17, 1989 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(4) Articles Supplementary dated November 5, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(5) Articles of Amendment dated November 19, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(6) Articles of Amendment dated July 30, 1993 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(7) Articles of Amendment dated October 14, 1994 and November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on December 29, 1994 (“Post-Effective Amendment No. 15”).

(a)(8) Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on January 23, 1996 (“Post-Effective Amendment No. 20”).

(a)(9) Articles of Amendment dated June 1, 1998 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 (“Post-Effective Amendment No. 23”).

(a)(10) Articles of Amendment dated November 29, 1999 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on December 1, 1999 (“Post-Effective Amendment No. 25”).

(a)(11) Articles Supplementary dated November 29, 1999 are incorporated by reference to Post-Effective Amendment No. 25.

(a)(12) Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(13) Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(14) Articles Supplementary dated July 12, 2000 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on February 28, 2001 (“Post-Effective Amendment No. 30”).

(a)(15) Articles of Amendment to the Charter of the Corporation dated December 11, 2000 is incorporated by reference to Post-Effective Amendment No. 30.

(a)(16) Articles of Amendment to the Charter of the Corporation dated October 4, 2001 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on February 27, 2002 (“Post-Effective Amendment No. 31”).

(a)(17) Articles of Amendment to the Charter of the Corporation dated November 7, 2001 is incorporated by reference to Post-Effective Amendment No. 31.

(a)(18) Articles of Amendment to the Charter of the Corporation dated May 8, 2003 is incorporated by reference to Post-Effective Amendment No. 33.

(a)(19) Articles Supplementary, dated April 14, 2003 are incorporated by reference to Post-Effective Amendment No. 33.

(a)(20) Articles of Amendment to the Charter of the Corporation dated April 14, 2003 is incorporated by reference to Post-Effective Amendment No. 33.

(a)(21) Article of Amendment to the Charter of the Corporation dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 34.

(a)(22) Articles of Amendment to the Charter of the Corporation dated April 7, 2006 are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement filed on December 20, 2006 (“Post-Effective Amendment No. 39”).

(a)(23) Articles of Amendment to the Charter of the Corporation dated November 20, 2006 are incorporated herein by reference to Post-Effective Amendment No. 39.

(b)(1) Registrant’s Amended and Restated By-laws dated January 29, 2003 is incorporated by reference to Post-Effective Amendment No. 33.

(c) Specimen form of common stock certificate is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 (“Post-Effective Amendment No. 23”).

(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Financial Services Fund, and Legg Mason Partners Fund Advisor LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(d)(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Technology Fund, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(d)(3) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Financial Services Fund, LMPFA, and Barrett Associates, Inc. (“Barrett”) is to be filed by amendment.

(d)(4) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Technology Fund, LMPFA, and Batterymarch Financial Management, Inc. (“Batterymarch”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(d)(5) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Financial Services Fund, LMPFA, and Batterymarch dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(e)(1) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999 (“Post-Effective Amendment No. 24”).

(e)(2) Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 37.

(e)(3) Form of Distribution Agreement between Registrant and PFS Distributors Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 37.

(e)(4) Form of Distribution Agreement between Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 37.

(f)(1) Legg Mason Partners Funds and Salomon Brothers Funds Emeritus Retirement Plan established effective as of January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 39.

(g)(1) Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company, dated January 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on February 28, 2006 (“Post-Effective Amendment No. 38”).

(h)(1) Form of Transfer Agency and Services Agreement between the Registrant and PFPC Inc. dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38.

(i) Not Applicable.

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(j)(2) Power of Attorney dated December 13, 2006 is incorporated herein by reference to Post-Effective Amendment No. 39.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1) Amended Service and Distribution Plan pursuant to Rule 12b-1, dated December 1, 2005 between Registrant on behalf of Legg Mason Partners Financial Services Fund and Legg Mason Partners Technology Fund and CGMI is incorporated by reference to Post-Effective Amendment No. 37.

(n)(1) Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 37.

(p)(1) Code of Ethics of LMPFA and Clearbridge, formerly known as Citigroup Asset Management—North America, as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 37.

(p)(2) Code of Ethics of CGMI is incorporated by reference to Post-Effective Amendment No. 32.

(p)(3) Code of Ethics of PFS is incorporated by reference to Post-Effective Amendment No. 32.

(p)(4) Code of Ethics of LMIS is incorporated by reference to Post-Effective Amendment No. 37.

(p)(5) Code of Ethics of Barrett dated December 15, 2005 is incorporated herein by reference to Post-Effective Amendment No. 39.

(p)(6) Code of Ethics of Batterymarch dated February 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 39.

Item 24. Persons Controlled by or Under Common Control with Registrant

None.

Item 25. Indemnification

Reference is hereby made to (a) Post — Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987; (b) Paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), incorporated herein by reference; (c) Paragraph 7 of the Amendment to the CGMI Distribution Agreement; (d) Paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), incorporated herein by reference; (e) Section 4 of the Form of Distribution Agreement between the Registrant and PFS Investments Inc. (the “PFS Distribution Agreement”), incorporated herein by reference; (f) Paragraph 7 of the Form of the Amendment to the PFS Distribution Agreement, incorporated herein by reference; and the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Barrett Associates, Inc. (“Barrett”)

Barrett was organized under the laws of the State of New York as a corporation. Barrett is a wholly-owned subsidiary of Legg Mason.

Barrett is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Barrett together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Barrett pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 831).

Subadviser—Batterymarch Financial Management, Inc. (“Batterymarch”)

Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.

Batterymarch is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 48035).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc.,

Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Sector Series Inc.

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	Barrett Associates, Inc.

90 Park Avenue

34th Floor

New York, NY 10016

(4)	Batterymarch Financial Management, Inc.

John Hancock Tower

200 Clarendon Street

Boston, MA 02116

With respect to the Registrant’s Custodian:

(5)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(6)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(7)	Citigroup Global Markets Inc.

388 Greenwich Street New York,

New York 10013

(8)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(9)	PFS Investments Inc.

3120 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS SECTOR SERIES, INC., certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of February, 2007.

LEGG MASON PARTNERS SECTOR SERIES, INC., on behalf of its series

Legg Mason Partners Financial Services Fund

Legg Mason Partners Technology Fund

By:	/s/ R. JAY GERKEN .
R. Jay Gerken,
Chairman of the Board

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on February 16, 2007.

Signature		Title
By:	/s/ R. Jay Gerken	Chairman of the Board
	R. Jay Gerken	(Chief Executive Officer)

By:	/s/ Kaprel Ozsolak	Treasurer (Chief Financial
	Kaprel Ozsolak	and Accounting Officer)

/s/ Dwight Crane*		Director
Dwight Crane

/s/ Burt N. Dorsett*		Director
Burt N. Dorsett

/s/ Elliot S. Jaffe *		Director
Elliot S. Jaffe

/s/ Stephen Kaufman*		Director
Stephen Kaufman

/s/ Cornelius C. Rose, Jr*.		Director
Cornelius C. Rose, Jr.

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated December 13, 2006.

INDEX TO EXHIBITS

Not Applicable.